Share-based Compensation - Schedule of Summarized Information on Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	3,224,260
Weighted average remaining term (in years)	2 years 6 months 18 days
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 4.74
Number of stock options exercisable (in shares)	1,918,407
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 6.65
Stock Option Plan
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	3,224,260	3,889,130
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 2.92
Number of stock options exercisable (in shares)	629,013
Stock Option Plan | 1.09 - 1.65
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	1,541,362
Weighted average remaining term (in years)	3 years 3 months
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 1.09
Number of stock options exercisable (in shares)	505,996
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 1.09
Stock Option Plan | 1.66 - 5.16
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	254,950
Weighted average remaining term (in years)	2 years 3 months 7 days
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 3.94
Number of stock options exercisable (in shares)	245,820
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 3.99
Stock Option Plan | 5.17 - 9.86
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	438,417
Weighted average remaining term (in years)	3 years 8 months 12 days
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 6.01
Number of stock options exercisable (in shares)	177,060
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 7.15
Stock Option Plan | 9.87 - 10.06
Disclosure of classes of share capital [line items]
Weighted average exercise price per share for options outstanding (in dollars per share)	989,531
Weighted average remaining term (in years)	1 year 7 days
Exercised, Weighted average exercise price (in dollars per share) | $ / shares	$ 10.06
Number of stock options exercisable (in shares)	989,531
Weighted average exercise price per share for options exercisable (in dollars per share) | $ / shares	$ 10.06